Provisions and other current liabilities - Restructuring provisions (Details) - Restructuring provisions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
January 1	$ 0	$ 29	$ 64
Additions to provisions	0	0	39
Cash payments	0	(27)	(74)
Releases of provisions	0	(1)	0
Currency translation effects	0	(1)	0
December 31	$ 0	$ 0	$ 29